Derivative Instruments - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative [Line Items]
Balance Sheet (AOCI), Effective Portion	$ (65)
Statement of Income (Loss), Effective Portion	2,613
Ineffective Portion	(1,050)
Interest Expense [Member]
Derivative [Line Items]
Balance Sheet (AOCI), Effective Portion	(65)
Ineffective Portion	$ (1,050)